Note 36 (Tables)	6 Months Ended
Jun. 30, 2023
Other Operating Income Expense [Abstract]
Other operating income [Table Text Block]
The breakdown of the balance under the heading “Other operating income” in the condensed consolidated income statements is as follows:

Other operating income (Millions of Euros)
	June 2023	June 2022
Gains from sales of non-financial services	184	135
Other operating income	149	161
Total	333	297

Other operating expense [Table Text Block]
The breakdown of the balance under the heading “Other operating expense” in the condensed consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	June 2023	June 2022
Change in inventories	69	62
Contributions to guaranteed banks deposits funds	457	490
Hyperinflation adjustment ⁽¹⁾	822	916
Other operating expense ⁽²⁾	595	335
Total	1,944	1,803
(1) In the six months ended June 30, 2023, it includes €237 million due to Turkey and €571 million due to Argentina. In June 2022, it includes €554 million due to Turkey and €360 million due to Argentina.
(2) In the six months ended June 30, 2023, it includes €225 million corresponding to the estimated total annual amount of the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.